LONDON PACIFIC LIFE & ANNUITY COMPANY

                            LPLA SEPARATE ACCOUNT ONE

                       Supplement dated December 31, 1998


This supplement should be attached to your copy of the Prospectus for the variable annuity contracts issued by London Pacific Life & Annuity Company and LPLA Separate Account One.

1. Effective January 25, 1999, you may no longer allocate Contributions or transfer Contract Value to the Berkeley U.S. Quality Bond Portfolio and the Berkeley Money Market Portfolio of LPT Variable Insurance Series Trust. If, as of January 25, 1999, you are participating in the Dollar Cost Averaging Program and are having amounts transferred from the Berkeley Money Market Sub-Account or the Berkeley U.S. Quality Bond Sub-Account to the other Sub-Accounts, you may continue to have transfers made out of these Sub-Accounts until there is no value left in these Sub-Accounts.

2. Beginning January 25, 1999, you may allocate Contributions or make transfers of Contract Value to the Federated Prime Money Fund II and the Federated Fund for U.S. Government Securities II of Federated Insurance Series. Additionally, beginning January 25, 1999, under the Dollar Cost Averaging Program, you may transfer amounts from the Federated Prime Money Fund II Sub-Account or the Federated Fund for U.S. Government Securities II Sub-Account to the other Sub-Accounts.

Federated Insurance Series is a mutual fund with eight separate investment portfolios, two of which are available under the Contracts. Federated Advisers is the investment adviser of the Federated Prime Money Fund II and the Federated Fund for U.S. Government Securities II. The following Portfolios are available under the Contract:

     Federated Prime Money Fund II
     Federated Fund for U.S. Government Securities II

3. The following revises certain information in the second paragraph under "Highlights:"

Any references to the Berkeley Money Market Sub-Account are deleted and are replaced with the Federated Prime Money Fund II Sub-Account. This means that with respect to the circumstances described in (a), (b) and (c) in that paragraph, the Company will allocate initial Contributions to the Federated Prime Money Fund II Sub-Account.

4. The following supplements certain information in the LPLA Separate Account One Fee Table under "LPLA Variable Insurance Series Trust's Annual Expenses:"

Effective May 1, 1999, the Company will no longer voluntarily reimburse the Berkeley U.S. Quality Bond and the Berkeley Money Market Portfolios' expenses. For the year ending December 31, 1999, the "Other Expenses" of the Berkeley U.S. Quality Bond Portfolio are estimated to be 2.75% and the "Other Expenses" of the Berkeley Money Market Portfolio are estimated to be 2.25%.

5. The following information is added to the "LPLA Separate Account One Fee Table:"

Federated Insurance Series' Annual Expenses
(as a percentage of the average daily net assets of a Portfolio)

                                       Management            Other
Portfolio                                 Fees              Expenses        Total Annual Expenses
---------                                 ----              --------        ---------------------
Federated Prime Money
Fund II (1)                               .50%                 .30%                  .80%


Federated Fund for
U.S. Government
Securities II (1)                         .60%                 .20%                  .80%

(1) Without expense waivers and reimbursements, the total annual operating expenses for the year ending December 31, 1997 would have been 1.00% for the Federated Prime Money Fund II and 1.25% for the Federated Fund for U.S. Government Securities II.

6. The following information is added under "Examples:"
                                                                               Time Periods
                                                                               ------------
                                                          1 Year       3 Years      Five Years   10 Years
                                                          ------       -------      ----------   --------
Federated Insurance Series Trust

Federated Prime Money Fund II                             a) $95.02     a) $138.64   a) $177.47  a) $310.92
                                                          b) $25.02     b) $ 78.64   b) $137.47  b) $310.92

Federated Fund for U.S. Government
    Securities II                                         a) $95.02     a) $138.64   a) $177.47  a) $310.92
                                                          b) $25.02     b) $ 78.64   b) $137.47  b) $310.92

7. The following information as of September 30, 1998 is added to the "Condensed Financial Information" section of the Prospectus:


     Sub-Account Period Ended 9-30-98

Harris Associates Value
   Unit value at beginning of period                 $15.08
   Unit value at end of period                        13.54
   No. of units outstanding at end of period        434,330

MFS Total Return
   Unit value at beginning of period                 $13.20
   Unit value at end of period                        13.58
   No. of units outstanding at end of period        759,821

Berkeley U.S. Quality Bond
   Unit value at beginning of period                 $10.99
   Unit value at end of period                        11.75
   No. of units outstanding at end of period        157,620

Berkeley Money Market
   Unit value at beginning of period                 $10.76
   Unit value at end of period                        11.01
   No. of units outstanding at end of period        277,425

Strong Growth
   Unit value at beginning of period                 $15.72
   Unit value at end of period                        16.08
   No. of units outstanding at end of period        304,215

Robertson Stephens Diversified Growth
   Unit value at beginning of period                 $12.21
   Unit value at end of period                        10.75
   No. of units outstanding at end of period        415,475


Lexington Corporate Leaders
   Unit value at beginning of period                 $14.25
   Unit value at end of period                        13.98
   No. of units outstanding at end of period        473,383

Morgan Stanley U.F. High Yield
   Unit value at beginning of period (5/4/98)        $10.00
   Unit value at end of period                         9.46
   No. of units outstanding at end of period          34,125

Morgan Stanley U.F. International Magnum
   Unit value at beginning of period (5/4/98)        $10.00
   Unit value at end of period                         8.28
   No. of units outstanding at end of period        169,233

Morgan Stanley U.F. Emerging Markets Equity
   Unit value at beginning of period (5/4/98)        $10.00
   Unit value at end of period                         6.12
   No. of units outstanding at end of period          7,720

BT Equity 500 Index
   Unit value at beginning of period (5/4/98)        $10.00
   Unit value at end of period                         9.06
   No. of units outstanding at end of period         37,675

8.  The following is added to the Prospectus:

Year 2000

The Company's computer systems related to variable annuity products is Year 2000 compliant. Like other variable annuity companies, The Company would be adversely affected if the computer systems used by the adviser, the sub- advisers and other service providers to the Eligible Funds do not properly process and calculate data-related information and data as of and after January 1, 2000. The Company believes the adviser, sub-advisers and service providers are taking steps that they believe are reasonably designed to address the Year 2000 issue. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact.

9. The Prospectus and Statement of Additional Information are dated December 31, 1998.